Finance Costs (Tables)	12 Months Ended
Mar. 31, 2026
Finance Costs [Abstract]
Schedule of Finance Costs
		For the fiscal year ended March 31,
	Notes	2026	2025	2024
		US$’000	US$’000	US$’000
Interest expense on loan due to a related company	18(B)	-	-	312
Interest expense on loan due to a shareholder	18(B)	298	351	-
Interest expense on loan due to bank borrowings		-	114	10
Interest expense on loan due to other borrowings	17(a)	94	84	-
		392	549	322